ADVANCES FOR FUTURE CAPITAL INCREASE (Tables)	12 Months Ended
Dec. 31, 2017
ADVANCES FOR FUTURE CAPITAL INCREASE
Schedule of non-current assets for the advances for future capital increase

	CONSOLIDATED
	12/31/2017	12/31/2016
SPEs:
Energia Sustentável do Brasil	734,400	535,200
Chuí Holding S.A. - Eolicas do Sul	—	431,913
Livramento Holding S.A. - Eolicas do Sul	—	220,027
TDG Transmissora Delmiro Gouveia	101,000	101,000
TSLE - Transmissora Sul Litorânea de Energia	—	87,394
Geradora Eólica Itaguaçu da Bahia SPE S.A.	72,814	67,130
Santa Vitória do Palmar Holding S.A. - Eólicas do Sul	—	37,946
Fronteira Oeste Transmissora de Energia S.A.	37,467	16,144
Vamcruz I Participações S.A.	9,800	43,099
Chapada do Piauí II Holding S.A.	—	35,213
Eólica Serra das Vacas Holding S.A.	—	9,442

	955,481	1,584,508

Other investments	4,357	33,408

	959,838	1,617,916